SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease expense	$ 638,036	$ 796,499	$ 472,777
Short-term lease expense	76,077	90,142	939,500
Total operating lease costs	714,113	886,641	1,412,277
Operating cash flows used in operating leases	$ 638,036	$ 733,547	$ 373,680
Operating Lease, Weighted Average Remaining Lease Term	1 year 6 months 21 days	1 year 9 months 29 days	2 years
Operating Lease, Weighted Average Discount Rate, Percent	7.15%	10.00%	10.00%